Other Assets (Tables)	12 Months Ended
Jun. 30, 2023
Miscellaneous current assets [abstract]
Summary of Detailed Information About Other Current Assets

	2023 A$	2022 A$
Current
Prepayments	1,202,826	1,461,078
Accrued income	388	190
	1,203,214	1,461,268